Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties
Management fee expense disclosed below can be reconciled to the management fees as disclosed in Note 5(a), Note 5(b) and Note 7(a)(i) as follows:

		Year ended December 31,
		2018	2017	2016
	Note	US$ in millions
Total management fees disclosed in “Related party transactions”		$27	$20	$26
Less: amounts capitalized as “Construction-in-progress”		—	—	(1)
Net amounts expensed in the consolidated income statement		$27	$20	$25
Represented by management fees presented within:
Segment information - Corporate expense	5(a)	$6	$6	$6
Segment information - Pre-opening expense	5(b)	—	1	4
Other operating and administrative departments		21	13	15
		$27	$20	$25
Reconciled to management fees presented with “Other expenses and losses” as below:
Net management fees charged by related parties and expensed through the consolidated income statement		$27	$20	$25
Management fees charged by third parties		23	22	21
Total management fees expensed	7(a)(i)	$50	$42	$46

Management fee income

	Year ended December 31,
	2018	2017	2016
	US$ in millions
LVS	$1	$1	$1
Intermediate holding companies	—	1	2
Fellow subsidiaries	4	3	3
	$5	$5	$6

Management fee expense

	Year ended December 31,
	2018	2017	2016
	US$ in millions
LVS	$20	$14	$16
Fellow subsidiaries	7	6	10
	$27	$20	$26

Related party balances
Year-end balances between the Group and related companies

		December 31,
		2018	2017
	Note	US$ in millions
Payables to related companies:
LVS		$4	$2
Intermediate holding company		4	3
Fellow subsidiaries		1	—
	23	$9	$5